Goldman Sachs International Equity Income Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs International Equity Income Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,920
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,270
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,034
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,161
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,730
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	$ 1,023